Share-based compensation (Details) (Restricted Share Unit, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Restricted Share Unit
Share-based compensation
Limit on granting rights as a percentage of Company's issued and outstanding share capital	10.00%
Shares granted in period	0	0	0
Compensation expense for period	$ 0	$ 0	$ 0